Meridian Small Cap Growth Fund
Schedule of Investments
March 31, 2025 (Unaudited)
	Shares	Value
Common Stocks - 90.2%
Communication Services - 5.4%
Entertainment - 0.5%
Vivid Seats, Inc. Class A1,2	603,487	$1,786,321
Interactive Media & Services - 4.5%
Angi, Inc.[1,2]	187,285	2,886,062
Cargurus, Inc.[1]	326,916	9,523,063
ZipRecruiter, Inc. Class A1	445,401	2,623,412
		15,032,537
Media - 0.4%
TechTarget, Inc.[1]	91,141	1,349,798
Total Communication Services		18,168,656
Consumer Discretionary - 8.9%
Automobile Components - 2.6%
Dorman Products, Inc.[1]	47,164	5,685,149
Fox Factory Holding Corp.[1]	51,681	1,206,234
Stoneridge, Inc.[1]	379,132	1,740,216
		8,631,599
Hotels, Restaurants & Leisure - 4.4%
First Watch Restaurant Group, Inc.[1,2]	215,944	3,595,468
Genius Sports Ltd. (United Kingdom)[1]	434,208	4,346,422
PlayAGS, Inc.[1]	288,911	3,498,712
Red Rock Resorts, Inc. Class A	32,522	1,410,479
Sweetgreen, Inc. Class A1	79,276	1,983,486
		14,834,567
Leisure Products - 0.6%
Clarus Corp.[2]	518,396	1,943,985
Specialty Retail - 0.8%
Sally Beauty Holdings, Inc.[1]	275,846	2,490,889
Textiles, Apparel & Luxury Goods - 0.5%
Skechers U.S.A., Inc. Class A1	30,609	1,737,979
Total Consumer Discretionary		29,639,019
Consumer Staples - 3.8%
Tobacco - 3.8%
Turning Point Brands, Inc.	215,711	12,821,862
Total Consumer Staples		12,821,862
Energy - 5.3%
Energy Equipment & Services - 2.0%
NCS Multistage Holdings, Inc.[1]	35,932	1,257,261
NPK International, Inc.[1]	917,836	5,332,627
		6,589,888
Oil, Gas & Consumable Fuels - 3.3%
Crescent Energy Co. Class A	153,325	1,723,373
	Shares	Value
Infinity Natural Resources, Inc. Class A1,2	108,317	$2,030,944
Viper Energy, Inc.	165,991	7,494,493
		11,248,810
Total Energy		17,838,698
Financials - 3.9%
Capital Markets - 0.9%
WisdomTree, Inc.	321,970	2,871,972
Financial Services - 3.0%
International Money Express, Inc.[1]	316,257	3,991,164
Remitly Global, Inc.[1]	297,514	6,188,291
		10,179,455
Total Financials		13,051,427
Health Care - 27.8%
Biotechnology - 9.4%
4D Molecular Therapeutics, Inc.[1]	130,435	421,305
C4 Therapeutics, Inc.[1,2]	481,881	771,010
CareDx, Inc.[1]	141,856	2,517,944
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0[1,3,4]	17,318	346
CG oncology, Inc.[1,2]	52,561	1,287,219
Inhibrx Biosciences, Inc.[1]	23,321	326,261
Kiniksa Pharmaceuticals International Plc[1]	127,122	2,823,380
Neurogene, Inc.[1,2]	57,914	678,173
Newamsterdam Pharma Co., N.V. (Netherlands)[1]	86,540	1,771,474
Nuvalent, Inc. Class A1,2	31,897	2,262,135
ORIC Pharmaceuticals, Inc.[1,2]	308,341	1,720,543
PMV Pharmaceuticals, Inc.[1]	1,255,473	1,368,465
ProQR Therapeutics, N.V. (Netherlands)[1]	559,736	744,449
SpringWorks Therapeutics, Inc.[1]	79,101	3,490,727
Veracyte, Inc.[1]	301,797	8,948,281
Zenas Biopharma, Inc.[1,2]	273,850	2,163,415
		31,295,127
Health Care Equipment & Supplies - 7.2%
Axogen, Inc.[1]	113,372	2,097,382
Beta Bionics, Inc. Acquisition Date: 10/9/18 - 8/28/23, Cost $5,906,817[1,3,4]	367,188	3,820,224
CONMED Corp.	27,857	1,682,284
Merit Medical Systems, Inc.[1]	69,149	7,309,741
Omnicell, Inc.[1]	49,742	1,738,980
QuidelOrtho Corp.[1]	107,989	3,776,375

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
	Shares	Value
Tandem Diabetes Care, Inc.[1]	186,419	$3,571,788
		23,996,774
Health Care Providers & Services - 3.5%
HealthEquity, Inc.[1]	43,082	3,807,156
Pediatrix Medical Group, Inc.[1]	316,294	4,583,100
Progyny, Inc.[1]	153,909	3,438,327
		11,828,583
Health Care Technology - 5.4%
Certara, Inc.[1,2]	482,961	4,781,314
Phreesia, Inc.[1]	195,133	4,987,600
Waystar Holding Corp.[1]	220,854	8,251,105
		18,020,019
Life Sciences Tools & Services - 1.9%
MaxCyte, Inc.[1,2]	519,189	1,417,386
Stevanato Group SpA (Italy)[2]	244,736	4,997,509
		6,414,895
Pharmaceuticals - 0.4%
Structure Therapeutics, Inc. ADR[1,2]	70,296	1,216,824
Total Health Care		92,772,222
Industrials - 17.4%
Aerospace & Defense - 0.4%
Byrna Technologies, Inc.[1]	86,937	1,464,019
Commercial Services & Supplies - 5.5%
ACV Auctions, Inc. Class A1	331,844	4,675,682
Cimpress Plc (Ireland)[1]	59,948	2,711,448
Montrose Environmental Group, Inc.[1]	136,983	1,953,378
Pursuit Attractions and Hospitality, Inc.[1]	53,775	1,903,097
RB Global, Inc. (Canada)	71,300	7,151,390
		18,394,995
Machinery - 2.2%
Federal Signal Corp.	74,868	5,506,541
Kadant, Inc.[2]	4,969	1,674,106
		7,180,647
Marine Transportation - 2.0%
Kirby Corp.[1]	65,559	6,622,115
Professional Services - 6.6%
Alight, Inc. Class A	1,389,148	8,237,648
Asure Software, Inc.[1]	283,265	2,705,181
Forrester Research, Inc.[1]	280,965	2,596,116
Legalzoom.com, Inc.[1]	468,682	4,035,352
TriNet Group, Inc.	56,825	4,502,813
		22,077,110
	Shares	Value
Trading Companies & Distributors - 0.7%
Titan Machinery, Inc.[1,2]	138,749	$2,364,283
Total Industrials		58,103,169
Information Technology - 15.5%
Electronic Equipment, Instruments & Components - 3.4%
Crane NXT Co.	37,019	1,902,777
Mirion Technologies, Inc.[1]	648,049	9,396,710
		11,299,487
Semiconductors & Semiconductor Equipment - 0.7%
Allegro MicroSystems, Inc. (Japan)[1]	98,652	2,479,125
Software - 11.4%
8x8, Inc.[1,2]	1,053,296	2,106,592
Alkami Technology, Inc.[1]	180,735	4,744,294
Amplitude, Inc. Class A1	584,010	5,951,062
Blackbaud, Inc.[1]	90,159	5,594,366
Consensus Cloud Solutions, Inc.[1]	383,734	8,856,581
CS Disco, Inc.[1]	336,393	1,375,847
PagerDuty, Inc.[1,2]	215,611	3,939,213
Sprout Social, Inc. Class A1	247,473	5,441,931
		38,009,886
Total Information Technology		51,788,498
Materials - 1.2%
Containers & Packaging - 1.2%
Ranpak Holdings Corp.[1]	716,471	3,883,273
Total Materials		3,883,273
Utilities - 1.0%
Water Utilities - 1.0%
Pure Cycle Corp.[1]	306,713	3,211,285
Total Utilities		3,211,285
Total Common Stocks - 90.2% (Cost $289,562,153)		301,278,109
Preferred Stocks - 8.6%
Communication Services - 2.8%
Specialty Retail - 2.8%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	9,442,561
Total Communication Services		9,442,561
Health Care - 1.7%
Biotechnology - 1.7%
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,3,4]	1,663,893	133,111

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
	Shares	Value
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,3,4]	3,955	$1,097,829
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,3,4]	64,544	4,489,681
Total Health Care		5,720,621
Information Technology - 2.4%
IT Services - 1.4%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	4,905,660
Software - 1.0%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320[1,3,4]	128,530	3,241,527
Total Information Technology		8,147,187
Real Estate - 1.7%
Real Estate Management & Development - 1.7%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	5,518,750
Total Real Estate		5,518,750
Total Preferred Stocks - 8.6% (Cost $29,267,033)		28,829,119
Private Investment Fund - 0.8%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,918	2,606,523
Total Private Investment Fund - 0.8% (Cost $2,917,695)		2,606,523
	Shares	Value
Rights - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Inhibrx, Inc. CVR[1,4]	96,915	$66,477
Total Health Care		66,477
Total Rights - 0.0% (Cost $0)		66,477
	Shares/ Principal Amount
Short-Term Investments - 3.4%[6]
Money Market Funds - 3.4%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.25%	2,773,489	2,773,489
Invesco Short Term Investments, Government & Agency Portfolio, Institutional Class, 4.29%	8,511,740	8,511,740
Total Money Market Funds (Cost $11,285,229)		11,285,229
Total Short-Term Investments - 3.4% (Cost $11,285,229)		11,285,229
Total Investments - 103.0% (Cost $333,032,110)		344,065,457
Liabilities in Excess of Other Assets - (3.0)%		(9,925,335)
Net Assets - 100.0%		$334,140,122

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
SpA—Società per Azioni
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2025. Total value of such securities at period-end amounts to $16,157,332 and represents 4.84% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $35,256,212 and represents 10.55% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	4	www.arrowmarkpartners.com/meridian/